Supplement to the
Fidelity® Sustainable U.S. Equity Fund
Class A, Class M, Class C, Class I, and Class Z
July 30, 2024
Summary Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Nicole Connolly (Co-Lead Portfolio Manager) has managed the fund since 2021.
It is expected that Ms. Connolly will retire on or about December 31, 2024. At that time, she will no longer serve as Co-Lead Portfolio Manager of the fund, and Ms. Gupta will assume sole Lead portfolio manager responsibilities.
Nidhi Guptda (Co-Lead Portfolio Manager) has managed the fund since 2024.
Michael Robertson (Co-Portfolio Manager) has managed the fund since 2021.
ASUS-SUSTK-1224-102 1.9905035.102	December 16, 2024
Supplement to the
Fidelity® Sustainable U.S. Equity Fund
July 30, 2024
Summary Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Nicole Connolly (Co-Lead Portfolio Manager) has managed the fund since 2021.
It is expected that Ms. Connolly will retire on or about December 31, 2024. At that time, she will no longer serve as Co-Lead Portfolio Manager of the fund, and Ms. Gupta will assume sole Lead portfolio manager responsibilities.
Nidhi Guptda (Co-Lead Portfolio Manager) has managed the fund since 2024.
Michael Robertson (Co-Portfolio Manager) has managed the fund since 2021.
SUS-SUSTK-1224-102 1.9905034.102	December 16, 2024